Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Current assets:
Cash and cash equivalents	$ 59,320	$ 55,547	$ 68,921
Receivables, net of allowance for doubtful accounts	287,751	266,115	222,565
Income taxes receivable	27,310	20,747	11,457
Deferred income tax assets		8,542	7,596
Inventories	105,774	90,013	102,224
Prepaid expenses	24,394	21,183	17,853
Other assets	38,714	33,195	36,234
Assets, Current, Total	543,263	495,342	466,850
Property and equipment, net	1,186,376	1,026,860	1,133,499
Investments	25,739	24,226	23,548
Intangible assets	202,591	217,890	243,184
Goodwill	437,359	433,811	448,121
Restricted cash	23,538	25,994	13,219
Other assets	406,920	363,103	319,053
Deferred income tax assets	10,884	48,943	90,882
Assets held for sale	42,174	79,813	49,799
Total assets	2,878,844	2,715,982	2,788,155
Current liabilities:
Payables and accruals	394,238	363,064	364,848
Deferred revenue	20,951	23,737	24,183
Income taxes payable	46,658	43,581	29,132
Deferred income tax liabilities	2,020	11,729	13,035
Current facility secured by accounts receivable	41,259	45,566	21,571
Other liabilities	23,164	23,648	32,306
Current portion of long-term debt	24,104	17,701	106,642
Liabilities, Current, Total	552,394	529,026	591,717
Long-term debt	1,479,222	1,269,379	1,184,844
Liabilities held for sale			1,608
Deferred revenue	52,633	43,517	37,799
Other liabilities	194,662	191,521	188,654
Deferred income tax liabilities	11,830	20,072	36,170
Total liabilities	2,290,741	2,053,515	2,040,792
Redeemable non-controlling interests	(1,646)	1,675	3,087
Capital stock:
Capital stock, value	1,607,101	1,607,101	1,547,101
Contributed surplus	55,652	55,318	14,583
Deficit	(1,024,387)	(940,031)	(832,609)
Accumulated other comprehensive earnings (loss)	(48,617)	(61,596)	15,201
Total shareholder's equity	589,749	660,792	744,276
Liabilities and Equity, Total	$ 2,878,844	$ 2,715,982	$ 2,788,155